Amana Income Fund
Amana Income Fund
Investment Objective
Current income and preservation of capital, consistent with Islamic principles. Current income is its primary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareowner Fees (fees paid directly from your investment)
Shareholder Fees	Amana Income Fund
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load) on redemptions	none
Maximum sales charge (load) on reinvested dividends	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	2.00%
Exchange fee	none
Maximum account fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amana Income Fund
Management Fees	0.88%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.21%

Expenses Example

The example below is intended to help investors compare the cost of investing in the Income Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in the Income Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor’s expenses would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Amana Income Fund	123	384	665	1,466

Portfolio Turnover Rate
During the most recent fiscal year, the Income Fund's portfolio turnover rate was 3% of the average value of its portfolio. The Fund buys and sells securities through Saturna Brokerage Services, Inc., a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Principal Investment Strategies
The Income Fund invests mainly in common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. The Fund diversifies its investments across industries and companies, and generally follows a value investment style. Common stock purchases are restricted to dividend-paying companies, which are expected to have more stable stock prices and tend to be larger companies.
Principal Risks of Investing

The value of Income Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The Income Fund’s restricted ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities, limits opportunities and may increase the risk of loss during economic downturns. Because Islamic principles preclude the use of interest-paying instruments, the Fund does not maximize current income because reserves remain in cash.

The Income Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the adviser’s judgment, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Performance

The following bar chart and table provide an indication of the risks of investing in the Income Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Annual Total Return

Best Quarter Q4 2003 16.4% Worst Quarter Q3 2002 -16.5% The year-to-date return as of the most recent calendar quarter (which ended June 30, 2011) was 6.82%.
Average Annual Total Returns for periods ended December 31, 2010
Average Annual Total Returns Amana Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes	Return before taxes		12.21%	7.97%	6.66%
Return after taxes on distributions	Return after taxes on distributions		12.00%	7.73%	6.34%
Return after taxes on distributions and sale of Fund shares	Return after taxes on distributions and sale of Fund shares		8.18%	6.83%	5.65%
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Amana Growth Fund
Amana Growth Fund
Investment Objective
Long-term capital growth, consistent with Islamic principles.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareowner Fees (fees paid directly from your investment)
Shareholder Fees	Amana Growth Fund
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load) on redemptions	none
Maximum sales charge (load) on reinvested dividends	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	2.00%
Exchange fee	none
Maximum account fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amana Growth Fund
Management Fees	0.81%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.14%

Expenses Example

The example below is intended to help investors compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in the Growth Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's expenses would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Amana Growth Fund	116	362	628	1,386

Portfolio Turnover Rate
During the most recent fiscal year, the Growth Fund's portfolio turnover rate was 5% of the average value of its portfolio. The Fund buys and sells securities through Saturna Brokerage Services, Inc., a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.
Principal Investment Strategies
The Growth Fund invests only in common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. The Fund diversifies its investments across industries and companies, and generally follows a value investment style. The Fund favors companies expected to grow earnings and stock prices faster than the economy, and tend to be smaller and less seasoned companies.
Principal Risks of Investing

The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

The Growth Fund’s restricted ability to invest in certain market sectors, such as financial companies and fixed-income securities, limits opportunities and may increase the risk of loss during economic downturns. Because Islamic principles preclude the use of interest-paying instruments, the Fund does not maximize current income because reserves remain in cash.

The Growth Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the adviser’s judgment, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Performance

The following bar chart and table provide an indication of the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Annual Total Return

Best Quarter Q4 2001 18.2% Worst Quarter Q3 2002 -18.7% The year-to-date return as of the most recent calendar quarter (which ended June 30, 2011) was 3.28%.
Average Annual Total Returns for periods ended December 31, 2010
Average Annual Total Returns Amana Growth Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes	Return before taxes		15.92%	6.94%	5.86%
Return after taxes on distributions	Return after taxes on distributions		15.91%	6.89%	5.84%
Return after taxes on distributions and sale of Fund shares	Return after taxes on distributions and sale of Fund shares		10.35%	5.99%	5.14%
Russell 2000 Index	Russell 2000 Index	(reflects no deduction for fees, expenses or taxes)	26.86%	4.48%	6.37%
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

The Fund is replacing the Russell 2000 Index with the S&P 500 Index used in these comparisons to better reflect the makeup of its portfolio.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Amana Developing World Fund
Amana Developing World Fund
Investment Objective
Long-term capital growth, consistent with Islamic principles.
Fees and Expenses
This table describes the fees and expenses that you may expect to pay if you buy and hold shares of the Developing World Fund.
Shareowner Fees (fees paid directly from your investment)
Shareholder Fees	Amana Developing World Fund
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load) on redemptions	none
Maximum sales charge (load) on reinvested dividends	none
Redemption fee (as a percentage of shares held less than 90 calendar days)	2.00%
Exchange fee	none
Maximum account fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amana Developing World Fund
Management Fees	0.95%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.61%

Expenses Example

The example below is intended to help investors compare the cost of investing in the Developing World Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in the Developing World Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's expenses would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Amana Developing World Fund	164	508	876	1,911

Portfolio Turnover Rate

During the most recent fiscal year, the Developing World Fund's portfolio turnover rate was 2% of the average value of its portfolio. The Fund generally buys and sells securities through Saturna Brokerage Services, Inc., a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio) through other brokerage firms. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

The Developing World Fund only buys stocks of companies with significant exposure (50% or more of assets or revenues) to countries with developing economies and/or markets. Investment decisions are made in accordance with Islamic principles. The Fund diversifies its investments across the countries of the developing world, industries, and companies, and generally follows a value investment style.

In determining whether a country is part of the developing world, the adviser will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capitalization as a percentage of gross domestic product, the overall regulatory environment, and limits on foreign ownership and restrictions on repatriation of initial capital or income.

By allowing investments in companies headquartered in more advanced economies yet having the majority of assets or revenues in the developing world, the Developing World Fund seeks to reduce its foreign investing risk.

Principal Risks of Investing

The value of Developing World Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities and currency markets as well as the fortunes of the industries and companies in which the Fund invests.

The Developing World Fund’s restricted ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities, limits opportunities and may increase the risk of loss during economic downturns. Because Islamic principles preclude the use of interest-paying instruments, the Fund does not maximize current income because reserves remain in cash.

The Developing World Fund involves risks not typically associated with investing in U.S. securities. These include fluctuations in currency exchange rates, currency devaluation, less public information about securities, less governmental market supervision, and lack of uniform financial, accounting, social and political standards.

Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets, and (6) differing reporting, accounting, and auditing standards of foreign countries. The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.

Performance

The following bar chart and table provide an indication of the risks of investing in the Developing World Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for the previous one year and since the Fund's inception on September 28, 2009, compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Annual Total Returns
[1]	For the period September 28, 2009 (the inception of the fund) through December 31, 2010 and not annualized.

Best Quarter Q3 2010 5.4% Worst Quarter Q2 2010 -1.4% The year-to-date return as of the most recent calendar quarter (which ended June 30, 2011) was -0.37%.
Average Annual Total Returns for periods ended December 31, 2010
Average Annual Total Returns Amana Developing World Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since inception	Inception Date
Return Before Taxes	Return before taxes		5.63%	7.01%	Sep. 28, 2009
Return after taxes on distributions	Return after taxes on distributions		5.63%	7.01%	Sep. 28, 2009
Return after taxes on distributions and sale of Fund shares	Return after taxes on distributions and sale of Fund shares		3.66%	5.97%	Sep. 28, 2009
Morgan Stanley Capital International (MSCI) Index	Morgan Stanley Capital International (MSCI) Index	(reflects no deduction for fees, expenses or taxes)	19.04%	23.66%	Sep. 28, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.